Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories

8      Inventories

Inventories are comprised of the following:

	As of December 31,
In thousands of EUR	2019	2020
Merchandise available for sale	11,176	7,945
Less: Provision for slow moving and obsolete inventories	(1,180)	(1,242)
Total Inventories	9,996	6,703

The total cost of inventory recognized as an expense in the consolidated profit or loss was EUR 46,783 thousand ( 2019 : EUR 84,506 thousand and 2018 : EUR 84,849 thousand ).

Provision for slow moving and obsolete inventories

The movement in the provision for inventories is as follows:

In thousands of EUR	Inventories Provision
Balance as of January 1, 2019	1,162
Additions	886
Reversal	(611)
Use of provision	(317)
Effect of translation	60
Balance as of December 31, 2019	1,180
Additions	849
Reversal	(378)
Use of provision	(343)
Effect of translation	(66)
Balance as of December 31, 2020	1,242

The provisions are reversed whenever correspondent items are either sold or returned to the vendors.

The increase in the provisions is due to slow moving items not sold yet during the year related to Covid-19.

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